Revenue - Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 24,000
Property, Plant and Equipment, Net	925,249	$ 1,104,742
Accumulated depreciation	271,900	417,400
Transportation Equipment
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	61,700	344,400	$ 269,800
Property, Plant and Equipment, Gross	74,300	464,800	320,300
Accumulated depreciation	$ 12,600	$ 120,400	$ 50,500